Note 10 - Financial assets and liabilities held for trading. Financial assets held for trading Loans and Advances (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Assets Held for Trading Loans and Advances LineItems
Loans and Advances to Central Banks Held for Trading	€ 2,163	€ 0	€ 0
Loans And Advances To Banks Held For Trading	14,566	0	0
Loans and receivables Held For Trading	12,021	56	154
Financial Assets Held For Trading	90,117	64,695	74,950
Total [Member]
Financial Assets Held for Trading Loans and Advances LineItems
Loans and Advances to Central Banks Held for Trading	2,163	0	0
Loans And Advances To Banks Held For Trading	14,566	0	0
Loans and receivables Held For Trading	12,021	56	154
Financial Assets Held For Trading	28,750	56	154
Reverse Repurchase Agreements [Member]
Financial Assets Held for Trading Loans and Advances LineItems
Loans and Advances to Central Banks Held for Trading	2,163	0	0
Loans And Advances To Banks Held For Trading	13,305	0	0
Loans and receivables Held For Trading	€ 11,794	€ 0	€ 0